N-2 - $ / shares	Nov. 27, 2024	Nov. 25, 2024
Cover [Abstract]
Entity Central Index Key	0000925683
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	John Hancock Financial Opportunities Fund
General Description of Registrant [Abstract]
Share Price		$ 39.45
NAV Per Share		$ 39.01
Latest Premium (Discount) to NAV [Percent]		1.13%